1WS Credit Income Fund

299 Park Avenue, 25th Floor

New York, New York 10171

March 4, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	1WS Credit Income Fund (the “Registrant”)

File Nos.	333-230679

811-23368

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those filed electronically in the Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (Accession No. 0001398344-20-004648) via EDGAR with the Commission on February 28, 2020.

Please contact Vilma DeVooght, Esq. at (720) 917-0566 with any questions concerning this filing.

Sincerely,

/s/ Kurt A. Locher
Kurt A. Locher
Chief Executive Officer